Income Taxes - Components of Income Taxes Expense Benefit From Continuing Operations (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income (loss) from continuing operations before income taxes:
U.S.	$ (84)	$ (575)	$ (928)
Foreign	157	183	183
Income (loss) from continuing operations before income taxes	73	(392)	(745)
Currently payable:
U.S. Federal			(24)
State and local	(2)	(1)	22
Foreign	51	63	57
Deferred:
U.S. Federal	31	(103)	190
State and local	7		(7)
Foreign	4	1	3
Income tax (benefit) expense	91	(40)	241
Deferred tax assets at December 31:
Receivables	14	14
Inventories	24	28
Other assets, principally stock-based compensation	118	121
Accrued liabilities	156	141
Long-term liabilities	253	260
Net operating loss carryforward	400	260
Tax credit carryforward	25	20
Total	990	844
Valuation allowance	(787)	(688)
Total	203	156
Deferred tax liabilities at December 31:
Property and equipment	180	178
Intangibles	286	192
Investment in foreign subsidiaries	8
Other	9	25
Total	483	395
Net deferred tax liability at December 31	$ 280	$ 239